Income Taxes (Tables)	12 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
Schedule of Income (loss) Before Income Taxes

The income (loss) before income taxes follows:

	Fiscal 2022	Fiscal 2021
United States	$(87,679,037)	$(19,987,348)
International	(20,227,495)	(10,196,922)
Total loss before income taxes	$(107,906,532)	$(30,184,270)

Schedule of Provision (benefit) from Income Taxes

The provision (benefit) from income taxes follows:

	Fiscal 2022	Fiscal 2021
Current:
Federal	$-	$300,000
State	-	—
Foreign	(2,581)	24,722
Total current	(2,581)	324,722
Deferred:
Federal	(5,671,861)	(4,136,258)
State	-	—
Foreign	-	—
Total deferred	(5,671,861)	(4,136,258)
Income tax provision (benefit)	$(5,674,442)	$(3,811,536)

Schedule of Reconciliation of Income Tax Expense

The reconciliation of the expected tax expense (benefit) based on U.S. federal statutory rate of 21% with the actual expense follows:

	Fiscal 2022	Fiscal 2021
U.S. federal statutory rate	$(22,660,372)	$(6,338,697)
Change in valuation allowance	17,373,839	1,133,233
Foreign tax rate and other foreign tax	(1,171,464)	(150,274)
Extinguishment of senior convertible note	5,544,743	-
Non-deductible warrant revaluations	(6,608,337)	325,484
Non-deductible revaluation of contingent consideration	1,790,656	367,207
Acquisition costs	56,493	521,235
Other	—	330,276
Income tax provision (benefit)	$(5,674,442)	$(3,811,536)

Schedule of Deferred Tax Assets

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities consist of the following:

	Fiscal 2022	Fiscal 2021
Assets:
Net operating losses	$29,509,842	$9,728,136
Nonqualified stock options	1,307,113	382,974
Depreciation and amortization	473,380	452,388
Other	26,265	26,264
Gross deferred tax assets	31,316,600	10,589,762
Deferred tax liabilities
Acquired intangible assets	(3,269,763)	(5,593,787)
Net deferred tax assets	28,046,837	4,995,975
Valuation allowance	(28,046,837)	(6,866,836)
Deferred tax liabilities, net	$—	$(1,870,861)